LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 11.86%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.23%	$176,354	$174,602
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.38%	62,624	61,188
Ally Auto Receivables Trust, 2017-3 A4	03/15/2022	2.01%	225,000	224,853
American Express Credit Account Master Trust
Series 2018-4 A	12/15/2023	2.99%	800,000	813,964
Series 2019-1 A	10/15/2024	2.87%	1,050,000	1,075,781
Asset Backed Securities Corp Home Equity Loan Trust Series, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	3.68%	513,141	520,888
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	687,032	686,514
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	290,000	291,582
Capital One Multi-Asset Execution Trust, 2015-A4	05/15/2025	2.75%	1,210,000	1,239,579
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	900,000	920,819
Citibank Credit Card Issuance Trust
Series 2018-A6	12/09/2024	3.21%	1,500,000	1,562,581
Series 2018-A3	05/23/2025	3.29%	1,085,000	1,137,146
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	140,035	140,537
Countrywide Asset-Backed Certificates, 2004-AB1 (1 Month LIBOR USD + 0.975%) (c)	11/25/2034	2.99%	103,656	103,801
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	957,600	986,136
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	921,245	939,558
Discover Card Execution Note Trust, 2018-2 A (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	2.36%	1,225,000	1,220,172
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	3.53%	490,000	490,005
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.38%	375,000	375,264
FirstEnergy Ohio PIRB Special Purpose Trust, 2013-1 A2	01/15/2022	1.73%	20,907	20,854
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	1,056,000	1,059,481
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	1,360,000	1,363,831
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	142,845	143,225
Honda Auto Receivables Owner Trust, 2017-4 A	03/21/2024	2.21%	1,260,000	1,263,172
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	2.87%	457,132	457,357
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	2.72%	627,517	619,746
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	2.93%	573,580	573,579
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.02%	471,790	471,019
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	3.12%	474,701	475,815
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	896,603	912,808
NRZ Advance Receivables Trust, 2016-T3 AT3 (a)	10/16/2051	2.83%	1,110,000	1,109,091
Planet Fitness Master Issuer LLC, 2018-1A A2I (a)	09/05/2048	4.26%	910,800	931,175
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	323,814	324,686
Series 2019-SFR4 B (a)	10/17/2036	2.94%	600,000	602,095
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.33%	180,997	180,965
SoFi Professional Loan Program LLC
Series 2015-A A2 (a)	03/25/2030	2.42%	160,498	160,504
Series 2016-D A-2B (a)	04/25/2033	2.34%	1,086,333	1,089,096
Series 2015-C A2 (a)	08/25/2033	2.51%	274,474	276,118
Series 2015-D A2 (a)	10/27/2036	2.72%	105,049	105,932
Series 2016-A A2 (a)	12/26/2036	2.76%	612,736	616,522
Series 2017-B A2FX (a)	05/25/2040	2.74%	895,740	905,283
Series 2017-D A1FX (a)	09/25/2040	1.72%	7,162	7,156
SPS Servicer Advance Receivables Trust, 2018-T1 AT1 (a)	10/17/2050	3.62%	956,000	969,172
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	2.98%	614,009	613,615
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	1,035,000	1,061,599
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	1,400,000	1,420,397
TCF Auto Receivables Owner Trust, 2016-PT1 A (a)	06/15/2022	1.93%	164,168	163,964
Toyota Auto Receivables Owner Trust, 2019-A A3	07/17/2023	2.91%	605,000	614,906
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	1,224,492	1,232,258
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.30%	475,000	474,908
Series 2018-A A1A	04/20/2023	3.23%	705,000	718,664
Series 2019-B A1A	12/20/2023	2.33%	1,215,000	1,224,614
TOTAL ASSET BACKED SECURITIES (Cost $34,587,256)				35,128,577

CORPORATE BONDS: 25.61%
Aerospace/Defense: 0.47%
L3Harris Technologies, Inc. (a)	02/15/2021	4.95%	515,000	529,142
United Technologies Corp.	08/16/2023	3.65%	825,000	873,041
				1,402,183
Agriculture: 0.32%
Altria Group, Inc.	02/14/2024	3.80%	915,000	956,509

Auto Manufacturers: 0.69%
American Honda Finance Corp.	02/12/2021	2.65%	250,000	252,432
General Motors Financial Co., Inc.	05/09/2023	3.70%	1,065,000	1,089,571
Hyundai Capital America (a)	03/18/2021	3.00%	690,000	694,403
				2,036,406
Banks: 9.24%
Bank of America Corp.	10/21/2022	2.50%	775,000	780,269
Bank of America Corp.	01/11/2023	3.30%	2,625,000	2,712,066
Bank of Montreal (b)	03/26/2022	2.90%	845,000	861,235
Bank of New York Mellon Corp.	02/07/2022	2.60%	385,000	390,427
BB&T Corp.	12/06/2023	3.75%	720,000	761,859
Citigroup, Inc.	10/26/2020	2.65%	805,000	809,929
Citigroup, Inc.	01/14/2022	4.50%	1,455,000	1,529,531
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	710,000	722,936
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	932,160
Danske Bank (a)(b)	01/12/2022	5.00%	575,000	604,526
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,125,000	1,134,694
Goldman Sachs Group, Inc.	01/22/2023	3.63%	1,195,000	1,242,771
Goldman Sachs Group, Inc.	02/23/2023	3.20%	1,155,000	1,185,900
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	864,115
HSBC Holdings PLC (b)	04/05/2021	5.10%	580,000	604,658
Huntington National Bank	04/01/2022	3.13%	780,000	798,722
ING Groep NV (b)	04/09/2024	3.55%	965,000	1,008,134
JP Morgan Chase & Co.	05/10/2021	4.63%	130,000	135,112
JP Morgan Chase & Co.	09/23/2022	3.25%	910,000	940,576
JP Morgan Chase & Co.	01/25/2023	3.20%	2,450,000	2,530,209
KeyBank NA	02/01/2022	3.30%	695,000	714,860
Morgan Stanley	01/23/2023	3.13%	1,975,000	2,025,832
PNC Bank NA	01/22/2021	2.50%	705,000	709,403
Royal Bank of Canada (b)	04/29/2022	2.80%	695,000	707,672
SunTrust Banks, Inc.	03/03/2021	2.90%	915,000	924,539
Wells Fargo & Co.	02/13/2023	3.45%	1,075,000	1,110,157
Zions Bancorp NA	03/04/2022	3.35%	590,000	603,190
				27,345,482
Beverages: 0.32%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	630,000	654,057
Heineken NV (a)(b)	04/01/2022	3.40%	280,000	288,182
				942,239
Biotechnology: 0.26%
Celgene Corp.	02/20/2023	3.25%	735,000	760,884

Diversified Financial Services: 2.49%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	595,000	614,346
Air Lease Corp.	07/03/2023	3.88%	1,155,000	1,205,297
American Express Co.	05/20/2022	2.75%	1,200,000	1,219,125
Capital One Bank	02/15/2023	3.38%	519,000	534,818
Capital One Financial Corp.	07/15/2021	4.75%	505,000	527,274
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	1,012,493
Charles Schwab Corp.	01/25/2023	2.65%	595,000	605,719
Dragon 2012 LLC	03/12/2024	1.97%	10,290	10,299
Helios Leasing I LLC	05/29/2024	2.02%	10,617	10,634
Helios Leasing I LLC	07/24/2024	1.73%	11,111	11,054
Helios Leasing I LLC	09/28/2024	1.56%	11,020	10,907
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	11,093	11,051
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	948,083
Phoenix 2012 LLC	07/03/2024	1.61%	11,112	11,022
Safina Ltd. (b)	01/15/2022	1.55%	6,682	6,651
Tagua Leasing LLC	11/16/2024	1.58%	11,566	11,456
Visa, Inc.	12/14/2022	2.80%	600,000	616,916
				7,367,145
Electric: 0.37%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	210,000	211,015
Exelon Generation Co. LLC	03/15/2022	3.40%	265,000	271,729
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	590,000	600,623
				1,083,367
Environmental Control: 0.24%
Waste Management, Inc.	06/15/2024	2.95%	700,000	724,335

Food: 0.63%
Conagra Brands, Inc.	10/22/2021	3.80%	575,000	593,608
Sysco Corp.	10/01/2020	2.60%	625,000	627,894
Tyson Foods, Inc.	06/15/2022	4.50%	595,000	628,580
				1,850,082
Healthcare - Products: 0.24%
Abbott Laboratories	11/30/2021	2.90%	710,000	722,837

Healthcare - Services: 0.17%
UnitedHealth Group, Inc.	10/15/2020	3.88%	195,000	197,822
UnitedHealth Group, Inc.	03/15/2022	2.88%	300,000	305,418
				503,240
Household Products & Wares: 0.25%
Clorox Co.	09/15/2022	3.05%	720,000	738,271

Insurance: 0.69%
Chubb INA Holdings, Inc.	11/03/2020	2.30%	165,000	165,533
Chubb INA Holdings, Inc.	03/13/2023	2.70%	220,000	224,810
Lincoln National Corp.	09/01/2023	4.00%	650,000	688,536
Metropolitan Life Global Funding I (a)	01/11/2022	3.38%	930,000	956,744
				2,035,623
Machinery - Construction & Mining: 0.14%
Caterpillar, Inc.	06/26/2022	2.60%	405,000	411,436

Machinery - Diversified: 0.36%
John Deere Capital Corp.	01/08/2021	2.55%	480,000	483,350
Roper Technologies, Inc.	12/15/2020	3.00%	585,000	590,164
				1,073,514
Media: 1.30%
CBS Corp.	03/01/2022	3.38%	795,000	812,862
Comcast Corp.	04/15/2024	3.70%	655,000	698,436
Discovery Communications LLC	04/01/2023	3.25%	510,000	523,316
Fox Corp. (a)	01/25/2022	3.67%	490,000	505,926
NBCUniversal Media LLC	01/15/2023	2.88%	550,000	564,805
The Walt Disney Company	08/16/2021	2.75%	735,000	746,197
				3,851,542
Miscellaneous Manufacturing: 0.72%
General Electric Co.	01/07/2021	4.63%	330,000	338,394
General Electric Co.	10/09/2022	2.70%	375,000	376,051
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	525,000	558,076
Parker-Hannifin Corp.	06/14/2024	2.70%	855,000	870,843
				2,143,364
Oil & Gas: 1.23%
BP Capital Markets PLC (b)	03/11/2021	4.74%	535,000	554,487
Occidental Petroleum Corp.	03/15/2021	4.85%	645,000	667,014
Occidental Petroleum Corp.	08/15/2022	2.70%	885,000	893,235
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	1,008,453
Total Capital International SA (b)	06/19/2021	2.75%	505,000	511,485
				3,634,674
Packaging & Containers: 0.12%
Packaging Corp. of America	12/15/2020	2.45%	360,000	360,754

Pharmaceuticals: 0.55%
AbbVie, Inc.	11/06/2022	2.90%	855,000	871,391
CVS HEALTH Corp.	08/12/2024	3.38%	735,000	760,954
				1,632,345
Pipelines: 0.67%
Enterprise Products Operating LLC	02/15/2021	2.80%	625,000	630,951
ONEOK, Inc.	09/01/2024	2.75%	235,000	236,189
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	1,100,000	1,111,638
				1,978,778
Real Estate Investment Trusts: 0.35%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	635,000	677,800
Duke Realty LP	06/15/2022	4.38%	355,000	372,947
				1,050,747
Retail: 0.93%
McDonald's Corp.	12/09/2020	2.75%	670,000	675,328
Walgreens Boots Alliance, Inc.	11/18/2024	3.80%	790,000	833,121
Walmart, Inc.	12/15/2022	2.35%	1,220,000	1,237,204
				2,745,653
Software: 0.42%
Fiserv, Inc.	07/01/2024	2.75%	780,000	793,554
Microsoft Corp.	02/06/2022	2.40%	445,000	451,213
				1,244,767
Telecommunications: 1.16%
AT&T, Inc.	02/17/2021	2.80%	1,310,000	1,320,914
AT&T, Inc.	03/11/2024	3.90%	680,000	721,061
Verizon Communications, Inc.	03/15/2021	3.45%	440,000	449,430
Verizon Communications, Inc.	09/15/2023	5.15%	855,000	956,637
				3,448,042
Transportation: 1.28%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	715,000	757,784
CSX Corp.	11/01/2023	3.70%	1,220,000	1,290,243
FedEx Corp.	01/14/2022	3.40%	860,000	881,775
Union Pacific Corp.	03/01/2024	3.15%	840,000	872,341
				3,802,143
TOTAL CORPORATE BONDS (Cost $74,043,754)				75,846,362

FOREIGN GOVERNMENT BOND: 0.00% *
Petroleos Mexicanos (b)	12/20/2022	2.00%	8,750	8,759
TOTAL FOREIGN GOVERNMENT BOND (Cost $8,750)				8,759

MORTGAGE BACKED SECURITIES: 13.28%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	2.60%	865,000	862,017
Citigroup Commercial Mortgage Trust
Series 2019-PRM B (a)	05/10/2035	3.64%	900,000	938,932
Series 2012-GC8 A4A-4	09/12/2045	3.02%	1,205,636	1,233,421
COMM Mortgage Trust
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,222,652
Series 2015-CCR27 AM	10/13/2048	3.98%	1,000,000	1,080,707
Fannie Mae Aces, 2010-M3 A3 (d)	03/25/2020	4.33%	61,010	61,341
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	4.62%	1,547,663	1,613,687
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	5.02%	537,702	564,552
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.32%	122,457	122,707
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.17%	99,706	99,861
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.67%	130,233	130,230
Series 2018-C03 1M1 (1 Month LIBOR USD + 0.680%) (c)	10/25/2030	2.70%	319,740	319,785
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	2.74%	566,008	566,227
Series 2019-R03 1M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/25/2031	2.77%	569,700	569,886
Series 2019-R04 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	06/27/2039	2.77%	1,276,503	1,277,769
FHLMC Multifamily Structured Pass Through Certificates
Series K-F08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	2.39%	203,675	203,190
Series K-052 A1	01/25/2025	2.60%	458,908	467,246
Series K-059 A1	09/25/2025	2.76%	874,429	902,499
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	800,216	813,126
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	570,983	572,890
Freddie Mac Structured Agency Credit Risk Debt Notes, 2018-SPI2 M1 (a)(d)	05/25/2048	3.82%	345,713	346,587
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	1,235,540	1,236,822
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	1,388,749	1,395,685
GS Mortgage Securities Trust
Series 2010-C1 A1 (a)	08/12/2043	3.68%	24,409	24,424
Series 2015-GC28 A5	02/12/2048	3.76%	885,000	939,059
GSCG Trust, 2019-600C A (a)	09/12/2034	2.94%	935,000	953,520
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	335,000	350,159
Series 2010-C2 A3 (a)	11/15/2043	4.07%	278,814	281,126
Series 2012-C8 ASB	10/17/2045	2.38%	317,375	317,496
Series 2014-C23 ASB	09/17/2047	3.66%	1,312,666	1,358,305
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	176,215	177,419
Series 2016-4 A5 (a)(d)	10/25/2046	3.50%	194,322	197,457
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	742,462	745,467
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 ASB (d)	07/17/2046	3.91%	452,443	465,234
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.73%	560,000	559,999
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	778,369	802,258
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	126,629	128,764
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	281,450	289,904
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	539,809	560,650
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	244,538	254,891
Series 2018-5 A1 (a)(d)	12/25/2057	4.75%	1,193,382	1,252,100
OBX Trust, 2018-EXP1 1A6 (a)(d)	04/25/2048	4.50%	374,819	379,574
Sequoia Mortgage Trust
Series 2017-1 A (a)(d)	02/25/2047	3.50%	646,146	655,779
Series 2017-CH1 A11 (a)(d)	08/25/2047	3.50%	344,046	345,704
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	287,507	289,453
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	507,188	516,098
Spruce Hill Mortgage Loan Trust, 2019-SH1 A1 (a)(d)	04/29/2049	3.40%	475,376	478,330
STACR Trust
Series 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (a)(c)	12/26/2030	2.82%	673,244	673,863
Series 2019-HQA3 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/27/2049	2.81%	1,500,000	1,499,998
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A-5	12/12/2045	2.85%	870,000	887,004
Verus Securitization Trust
Series 2018-2 A-1 (a)(d)	07/25/2058	3.68%	375,900	377,870
Series 2018-3 A-1 (a)(d)	10/25/2058	4.11%	310,225	313,643
VNDO Mortgage Trust
Series 2013-PENN A (a)	12/13/2029	3.81%	605,000	613,141
Series 2012-6AVE A (a)	11/15/2030	3.00%	1,500,000	1,534,858
Wells Fargo Commercial Trust, 2016-C32 A-SB	01/17/2059	3.32%	700,000	728,308
WFRBS Commercial Mortgage Trust
Series 2011-C2 A4 (a)(d)	02/15/2044	4.87%	1,158,757	1,187,163
Series 2011-C3 A4 (a)	03/17/2044	4.38%	1,285,000	1,318,379
Series 2012-C10 A3	12/15/2045	2.88%	975,000	994,483
Series 2013-C17 ABS	12/17/2046	3.56%	251,934	259,447
TOTAL MORTGAGE BACKED SECURITIES (Cost $38,833,233)				39,313,146

MUNICIPAL BONDS: 0.23%
County of Forsyth, NC	04/01/2020	3.55%	30,000	30,234
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	651,931
TOTAL MUNICIPAL BONDS (Cost $682,880)				682,165

U.S. GOVERNMENT AGENCY ISSUES: 10.01%
Federal Farm Credit Banks	11/15/2021	3.05%	4,115,000	4,233,167
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,464,377
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,674,399
Federal Home Loan Banks	07/07/2021	1.88%	2,420,000	2,428,548
Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,645,620
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,029,146
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,476,435
Federal Home Loan Banks	09/08/2023	3.38%	4,235,000	4,513,942
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,487,572
Federal National Mortgage Association	09/06/2022	1.38%	2,455,000	2,437,585
Federal National Mortgage Association	01/19/2023	2.38%	220,000	225,468
Small Business Administration Participation Certificates	11/01/2032	2.09%	11,607	11,683
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $28,944,449)				29,627,942

U.S. GOVERNMENT NOTES: 16.44%
United States Treasury Note	05/15/2021	8.13%	3,165,000	3,486,816
United States Treasury Note	09/30/2021	1.13%	2,465,000	2,439,772
United States Treasury Note	05/15/2022	1.75%	9,120,000	9,157,050
United States Treasury Note	05/15/2023	1.75%	1,700,000	1,709,894
United States Treasury Note	12/31/2023	2.63%	1,335,000	1,392,572
United States Treasury Note	02/29/2024	2.38%	2,025,000	2,095,005
United States Treasury Note	03/31/2024	2.13%	3,500,000	3,584,629
United States Treasury Note	04/30/2024	2.00%	5,195,000	5,293,827
United States Treasury Note	04/30/2024	2.25%	1,585,000	1,632,736
United States Treasury Note	05/15/2024	2.50%	12,295,000	12,801,208
United States Treasury Note	06/30/2024	1.75%	3,225,000	3,252,337
United States Treasury Note	12/31/2024	2.25%	1,180,000	1,219,641
United States Treasury Note	05/31/2025	2.88%	575,000	614,599
TOTAL U.S. GOVERNMENT NOTES (Cost $47,657,461)				48,680,086

SHORT TERM INVESTMENTS: 5.77%
U.S. GOVERNMENT NOTE: 2.23%
United States Treasury Note	03/31/2020	1.13%	6,625,000	6,600,674
TOTAL U.S. GOVERNMENT NOTE (Cost $6,601,465)				6,600,674

MONEY MARKET FUND: 3.54%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 1.83% (e)(f)			10,469,842	10,469,842
TOTAL MONEY MARKET FUND (Cost $10,469,842)				10,469,842
TOTAL SHORT TERM INVESTMENTS (Cost $17,071,307)				17,070,516

TOTAL INVESTMENTS (Cost $241,829,090): 83.20%				246,357,553
Other Assets in Excess of Liabilities: 16.80% (g)				49,730,184
TOTAL NET ASSETS: 100.00%				$296,087,737

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2019, the value of these securities total $48,188,989 which represents 16.28% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
(f)	A portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts.
(g)	Includes assets pledged as collateral for swap contracts.

*	Amount rounds to less than 0.005% of net assets.

LIBOR London Interbank Offered Rate
PLC Public Limited Company

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2019 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized (Depreciation)*	Counterparty

12/16/2022	LoCorr Commodities Index^	0.50%	Quarterly	$285,945,098	$(17,964,481)	Deutsche Bank AG

^	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

*	Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

The underlying components of the basket as of September 30, 2019 are shown below:^
			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude	11/20/2019		1,813.26		$100,118,913	10.49%
Brent Crude	10/31/2019		1,297.44		78,488,916	8.23%
Natural Gas	02/26/2020		1,553.50		38,767,649	4.06%
Cocoa	03/16/2020		1,007.34		24,961,999	2.62%
Cotton No.2	03/09/2020		813.38		24,985,033	2.62%
Feeder Cattle	10/31/2019		227.27		16,241,197	1.70%
Heating Oil	10/31/2019		168.72		13,642,552	1.43%
Nickel	11/20/2019		126.00		13,329,036	1.40%
Nickel	12/18/2019		104.61		11,034,563	1.16%
WTI Crude	12/19/2019		199.30		10,944,740	1.15%
Soybean Oil	07/14/2020		496.87		8,991,396	0.94%
Corn	07/14/2020		435.00		8,640,188	0.91%
Hard Red Wheat	07/14/2020		357.99		7,795,134	0.82%
Palladium	12/27/2019		42.43		6,944,703	0.73%
Wheat	03/13/2020		256.65		6,321,713	0.66%
Copper	07/29/2020		83.18		5,441,231	0.57%
Live Cattle	10/31/2019		120.37		5,043,557	0.53%
WTI Crude	01/21/2020		83.87		4,570,237	0.48%
Gold	12/27/2019		30.59		4,527,515	0.47%
Lean Hogs	06/12/2020		112.89		4,138,610	0.43%
Live Cattle	06/30/2020		91.35		4,062,931	0.43%
Soybean	01/14/2020		83.87		3,817,441	0.40%
Lean Hogs	10/14/2019		131.17		3,378,333	0.35%
Silver	12/27/2019		38.48		3,292,389	0.35%
Gasoline RBOB	10/31/2019		43.41		2,907,025	0.30%
Total Purchase Contracts					412,387,002	43.23%

Sale Contracts:(1)
WTI Crude	10/22/2019		(2,024.40)		$111,999,863	11.74%
Brent Crude	11/29/2019		(814.97)		48,657,955	5.10%
Natural Gas	11/26/2019		(1,530.95)		38,327,228	4.02%
Cotton No.2	12/06/2019		(1,222.54)		37,097,977	3.89%
Soybean Oil	12/13/2019		(1,254.92)		21,873,306	2.29%
Soybean Meal	12/13/2019		(607.35)		18,174,862	1.90%
Aluminum	12/18/2019		(352.68)		15,270,972	1.60%
Heating Oil	11/29/2019		(138.13)		11,119,448	1.16%
Feeder Cattle	11/21/2019		(147.06)		10,453,864	1.09%
Soybean	11/14/2019		(231.86)		10,394,696	1.09%
Live Cattle	12/31/2019		(227.51)		10,034,366	1.05%

Brent Crude	12/30/2019	(148.98)	8,808,687	0.92%
Hard Red Wheat	12/13/2019	(405.34)	8,185,430	0.86%
Coffee	12/18/2019	(203.65)	7,707,373	0.81%
Lean Hogs	12/13/2019	(256.86)	7,306,479	0.76%
Cocoa	12/13/2019	(256.53)	6,327,287	0.66%
Wheat	12/13/2019	(248.64)	6,034,080	0.63%
Feeder Cattle	01/30/2020	(80.21)	5,553,714	0.58%
Live Cattle	04/30/2020	(108.00)	5,122,980	0.54%
Brent Crude	01/31/2020	(74.00)	4,343,726	0.46%
Sugar No.11	04/30/2020	(297.97)	4,308,383	0.45%
Copper	12/27/2019	(57.28)	3,712,611	0.39%
Platinum	01/29/2020	(65.12)	2,922,373	0.31%
Total Sale Contracts			403,737,660	42.30%
Other Futures Contracts			52,605,269	5.51%
Total Futures Contracts			868,729,931	91.04%

Cash and Foreign Currency:		Quantity
Cash and Foreign Currency Purchased:(1)
Euro		57,989,361	$57,989,361	6.08%
U.S. Dollar		25,918,100	25,918,100	2.71%
Total Cash and Foreign Currency Purchased			83,907,461	8.79%

Other Cash and Foreign Currency			1,540,563	0.16%
Total Cash and Foreign Currency			85,448,024	8.95%
Forward Currency Contracts			74,869	0.01%
Total Underlying Positions			$954,252,824	100.00%

^
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the    frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$35,128,577	$-	$35,128,577
Corporate Bonds	-	75,846,362	-	75,846,362
Foreign Government Bond	-	8,759	-	8,759
Mortgage Backed Securities	-	39,313,146	-	39,313,146
Municipal Bonds	-	682,165	-	682,165
U.S. Government Agency Issues	-	29,627,942	-	29,627,942
U.S. Government Notes	-	48,680,086	-	48,680,086
Short Term Investments	10,469,842	6,600,674	-	17,070,516
Total Investments	$10,469,842	$235,887,711	$-	$246,357,553

Swap Contracts*
Long Total Return Swap Contracts	$-	$(17,964,481)	$-	$(17,964,481)
Total Swap Contracts	$-	$(17,964,481)	$-	$(17,964,481)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized depreciation at September 30, 2019.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.